Intangible Assets, Net (Details) - Schedule of future amortization	Dec. 31, 2021 USD ($)
Schedule of future amortization [Abstract]
2022	$ 344,303
2023	318,733
2024	193,852
2025	157,181
2026	105,952
Total	$ 1,120,021